Distribution Date:	12/16/22	Morgan Stanley Capital I Trust 2016-UBS11
Determination Date:	12/12/22
Next Distribution Date:	01/18/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61767FAW1	1.445000%	42,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767FAX9	2.416000%	60,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61767FAY7	2.606000%	55,900,000.00	40,717,739.57	980,490.88	88,425.36	0.00	0.00	1,068,916.24	39,737,248.69	33.96%	30.00%
A-3	61767FAZ4	2.531000%	170,000,000.00	166,003,165.06	0.00	350,128.34	0.00	0.00	350,128.34	166,003,165.06	33.96%	30.00%
A-4	61767FBA8	2.782000%	175,531,000.00	175,531,000.00	0.00	406,939.37	0.00	0.00	406,939.37	175,531,000.00	33.96%	30.00%
A-S	61767FBD2	2.984000%	60,280,000.00	60,280,000.00	0.00	149,896.27	0.00	0.00	149,896.27	60,280,000.00	23.52%	21.63%
B	61767FBE0	3.136000%	34,189,000.00	34,189,000.00	0.00	89,347.25	0.00	0.00	89,347.25	34,189,000.00	17.60%	16.88%
C	61767FBF7	3.691000%	34,188,000.00	34,188,000.00	0.00	105,156.59	0.00	0.00	105,156.59	34,188,000.00	11.67%	12.13%
D	61767FAJ0	3.500000%	36,888,000.00	36,888,000.00	0.00	107,590.00	0.00	0.00	107,590.00	36,888,000.00	5.28%	7.00%
E	61767FAL5	2.595206%	17,994,000.00	17,994,000.00	0.00	38,915.11	0.00	0.00	38,915.11	17,994,000.00	2.17%	4.50%
F*	61767FAN1	2.595206%	7,198,000.00	7,198,000.00	0.00	15,566.91	0.00	0.00	15,566.91	7,198,000.00	0.92%	3.50%
G	61767FAQ4	2.595206%	25,191,662.00	5,317,854.28	0.00	10,998.87	0.00	0.00	10,998.87	5,317,854.28	0.00%	0.00%
V	61767FAT8	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61767FAU5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			719,759,763.00	578,306,758.91	980,490.88	1,362,964.07	0.00	0.00	2,343,454.95	577,326,268.03

X-A	61767FBB6	1.440957%	503,831,000.00	382,251,904.63	0.00	459,007.19	0.00	0.00	459,007.19	381,271,413.75
X-B	61767FBC4	0.882943%	128,657,000.00	128,657,000.00	0.00	94,663.99	0.00	0.00	94,663.99	128,657,000.00
X-D	61767FAA9	0.595206%	36,888,000.00	36,888,000.00	0.00	18,296.63	0.00	0.00	18,296.63	36,888,000.00
X-E	61767FAC5	1.500000%	17,994,000.00	17,994,000.00	0.00	22,492.50	0.00	0.00	22,492.50	17,994,000.00
X-F	61767FAE1	1.500000%	7,198,000.00	7,198,000.00	0.00	8,997.50	0.00	0.00	8,997.50	7,198,000.00
X-G	61767FAG6	1.500000%	25,191,662.00	5,317,854.28	0.00	6,647.32	0.00	0.00	6,647.32	5,317,854.28
Notional SubTotal			719,759,662.00	578,306,758.91	0.00	610,105.13	0.00	0.00	610,105.13	577,326,268.03

Deal Distribution Total					980,490.88	1,973,069.20	0.00	0.00	2,953,560.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767FAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767FAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61767FAY7	728.40321234	17.54008730	1.58184902	0.00000000	0.00000000	0.00000000	0.00000000	19.12193631	710.86312504
A-3	61767FAZ4	976.48920624	0.00000000	2.05957847	0.00000000	0.00000000	0.00000000	0.00000000	2.05957847	976.48920624
A-4	61767FBA8	1,000.00000000	0.00000000	2.31833334	0.00000000	0.00000000	0.00000000	0.00000000	2.31833334	1,000.00000000
A-S	61767FBD2	1,000.00000000	0.00000000	2.48666672	0.00000000	0.00000000	0.00000000	0.00000000	2.48666672	1,000.00000000
B	61767FBE0	1,000.00000000	0.00000000	2.61333324	0.00000000	0.00000000	0.00000000	0.00000000	2.61333324	1,000.00000000
C	61767FBF7	1,000.00000000	0.00000000	3.07583333	0.00000000	0.00000000	0.00000000	0.00000000	3.07583333	1,000.00000000
D	61767FAJ0	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
E	61767FAL5	1,000.00000000	0.00000000	2.16267145	0.00000000	0.00000000	0.00000000	0.00000000	2.16267145	1,000.00000000
F	61767FAN1	1,000.00000000	0.00000000	2.16267158	0.00000000	0.00000000	0.00000000	0.00000000	2.16267158	1,000.00000000
G	61767FAQ4	211.09580940	0.00000000	0.43660756	0.01992366	4.90944702	0.00000000	0.00000000	0.43660756	211.09580940
V	61767FAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61767FAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61767FBB6	758.69072096	0.00000000	0.91103404	0.00000000	0.00000000	0.00000000	0.00000000	0.91103404	756.74464999
X-B	61767FBC4	1,000.00000000	0.00000000	0.73578577	0.00000000	0.00000000	0.00000000	0.00000000	0.73578577	1,000.00000000
X-D	61767FAA9	1,000.00000000	0.00000000	0.49600493	0.00000000	0.00000000	0.00000000	0.00000000	0.49600493	1,000.00000000
X-E	61767FAC5	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-F	61767FAE1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	61767FAG6	211.09580940	0.00000000	0.26386985	0.00000000	0.00000000	0.00000000	0.00000000	0.26386985	211.09580940

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/22 - 11/30/22	30	0.00	88,425.36	0.00	88,425.36	0.00	0.00	0.00	88,425.36	0.00
A-3	11/01/22 - 11/30/22	30	0.00	350,128.34	0.00	350,128.34	0.00	0.00	0.00	350,128.34	0.00
A-4	11/01/22 - 11/30/22	30	0.00	406,939.37	0.00	406,939.37	0.00	0.00	0.00	406,939.37	0.00
X-A	11/01/22 - 11/30/22	30	0.00	459,007.19	0.00	459,007.19	0.00	0.00	0.00	459,007.19	0.00
X-B	11/01/22 - 11/30/22	30	0.00	94,663.99	0.00	94,663.99	0.00	0.00	0.00	94,663.99	0.00
X-D	11/01/22 - 11/30/22	30	0.00	18,296.63	0.00	18,296.63	0.00	0.00	0.00	18,296.63	0.00
X-E	11/01/22 - 11/30/22	30	0.00	22,492.50	0.00	22,492.50	0.00	0.00	0.00	22,492.50	0.00
X-F	11/01/22 - 11/30/22	30	0.00	8,997.50	0.00	8,997.50	0.00	0.00	0.00	8,997.50	0.00
X-G	11/01/22 - 11/30/22	30	0.00	6,647.32	0.00	6,647.32	0.00	0.00	0.00	6,647.32	0.00
A-S	11/01/22 - 11/30/22	30	0.00	149,896.27	0.00	149,896.27	0.00	0.00	0.00	149,896.27	0.00
B	11/01/22 - 11/30/22	30	0.00	89,347.25	0.00	89,347.25	0.00	0.00	0.00	89,347.25	0.00
C	11/01/22 - 11/30/22	30	0.00	105,156.59	0.00	105,156.59	0.00	0.00	0.00	105,156.59	0.00
D	11/01/22 - 11/30/22	30	0.00	107,590.00	0.00	107,590.00	0.00	0.00	0.00	107,590.00	0.00
E	11/01/22 - 11/30/22	30	0.00	38,915.11	0.00	38,915.11	0.00	0.00	0.00	38,915.11	0.00
F	11/01/22 - 11/30/22	30	0.00	15,566.91	0.00	15,566.91	0.00	0.00	0.00	15,566.91	0.00
G	11/01/22 - 11/30/22	30	122,909.41	11,500.77	0.00	11,500.77	501.91	0.00	0.00	10,998.87	123,677.13
Totals			122,909.41	1,973,571.10	0.00	1,973,571.10	501.91	0.00	0.00	1,973,069.20	123,677.13

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,953,560.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,983,665.05	Master Servicing Fee	4,156.61
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	4,019.23
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	240.96
ARD Interest	0.00	Operating Advisor Fee	1,344.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	332.53
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,983,665.05	Total Fees	10,093.96

Principal		Expenses/Reimbursements
Scheduled Principal	980,490.88	Reimbursement for Interest on Advances	29.38
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	472.50
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	980,490.88	Total Expenses/Reimbursements	501.88

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,973,069.20
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	980,490.88
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,953,560.08
Total Funds Collected	2,964,155.93	Total Funds Distributed	2,964,155.92

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	578,306,758.91	578,306,758.91	Beginning Certificate Balance	578,306,758.91
(-) Scheduled Principal Collections	980,490.88	980,490.88	(-) Principal Distributions	980,490.88
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	577,326,268.03	577,326,268.03	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	578,306,758.91	578,306,758.91	Ending Certificate Balance	577,326,268.03
Ending Actual Collateral Balance	577,326,268.03	577,326,268.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.10%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	35,018,067.02	6.07%	44	4.6900	NAP	Defeased	5	35,018,067.02	6.07%	44	4.6900	NAP
5,000,000 or less	7	22,382,821.79	3.88%	42	4.9663	2.047426	1.30 or less	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 10,000,000	6	47,731,890.40	8.27%	44	4.4572	2.690640	1.31 to 1.40	1	50,381,894.56	8.73%	44	4.6501	1.350000
10,000,001 to 15,000,000	6	72,924,669.88	12.63%	43	4.5561	2.348995	1.41 to 1.50	1	19,616,198.54	3.40%	44	4.1500	1.500000
15,000,001 to 20,000,000	2	34,790,846.78	6.03%	44	4.2241	1.595957	1.51 to 1.60	1	6,019,329.42	1.04%	44	4.3000	1.540000
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.80	6	139,663,336.61	24.19%	44	4.3286	1.735487
25,000,001 to 50,000,000	7	245,728,612.91	42.56%	44	3.6977	3.305350	1.81 to 2.00	5	33,393,773.00	5.78%	44	4.8564	1.888253
50,000,001 or greater	2	118,749,359.25	20.57%	44	4.2125	3.353537	2.01 to 2.25	4	42,211,970.04	7.31%	43	4.2533	2.170341
Totals	35	577,326,268.03	100.00%	44	4.1159	2.892432	2.26 to 2.50	3	14,860,812.59	2.57%	44	4.9744	2.365072
							2.51 to 3.00	4	78,705,352.76	13.63%	43	3.9042	2.712715
							3.01 or greater	5	157,455,533.49	27.27%	44	3.4483	5.456235
							Totals	35	577,326,268.03	100.00%	44	4.1159	2.892432
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	35,018,067.02	6.07%	44	4.6900	NAP
							Defeased	5	35,018,067.02	6.07%	44	4.6900	NAP
Alabama	1	2,974,047.22	0.52%	44	3.8900	4.830000
							Industrial	2	13,529,406.54	2.34%	43	4.7896	1.858982
California	23	157,817,740.93	27.34%	44	4.3524	2.670844
							Lodging	11	117,848,121.57	20.41%	43	4.4750	2.488555
Colorado	3	6,731,674.47	1.17%	44	3.8900	4.830000
							Mixed Use	2	6,034,373.17	1.05%	43	4.8479	2.130551
Connecticut	1	2,460,294.81	0.43%	42	4.9900	2.480000
							Multi-Family	1	4,505,272.31	0.78%	37	5.9030	1.800000
Florida	3	21,751,281.44	3.77%	43	4.8983	2.863484
							Office	4	116,315,197.55	20.15%	44	3.1598	4.960169
Georgia	1	12,026,731.32	2.08%	44	3.7500	2.660000
							Other	2	109,268,596.87	18.93%	44	4.2187	1.735516
Illinois	3	5,100,149.59	0.88%	44	4.1984	3.527012
							Retail	7	106,439,768.31	18.44%	44	4.4111	1.647378
Kansas	2	9,585,930.94	1.66%	44	5.0363	2.340000
							Self Storage	29	68,367,464.69	11.84%	44	3.8900	4.830000
Kentucky	1	10,198,100.19	1.77%	44	4.2600	1.870000
							Totals	63	577,326,268.03	100.00%	44	4.1159	2.892432
Maryland	1	2,493,212.98	0.43%	44	3.8900	4.830000

Massachusetts	1	70,000,000.00	12.12%	44	2.7982	6.570000

Michigan	5	32,208,638.12	5.58%	43	4.0534	2.767556

Minnesota	1	41,392,652.73	7.17%	44	3.6000	2.610000

New Jersey	1	997,285.97	0.17%	44	3.8900	4.830000

New York	3	121,268,596.87	21.01%	44	4.2688	1.859652

North Carolina	1	3,574,078.36	0.62%	44	4.7500	1.890000

Ohio	1	2,814,586.65	0.49%	44	4.7500	2.350000

Pennsylvania	1	6,019,329.42	1.04%	44	4.3000	1.540000

Tennessee	1	19,616,198.54	3.40%	44	4.1500	1.500000

Texas	2	7,212,672.00	1.25%	40	5.4139	1.811261

Virginia	1	4,106,044.98	0.71%	44	4.7000	2.250000

Washington	1	1,958,953.48	0.34%	44	3.8900	4.830000

Totals	63	577,326,268.03	100.00%	44	4.1159	2.892432

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	35,018,067.02	6.07%	44	4.6900	NAP	Defeased	5	35,018,067.02	6.07%	44	4.6900	NAP
	4.500% or less	17	417,409,433.39	72.30%	44	3.8503	3.310996	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	10	96,108,515.07	16.65%	43	4.6911	1.776392	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	2	24,284,980.57	4.21%	43	5.2455	2.085785	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	4,505,271.98	0.78%	37	5.9030	1.800000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	577,326,268.03	100.00%	44	4.1159	2.892432	49 months or greater	30	542,308,201.01	93.93%	44	4.0788	2.971613
								Totals	35	577,326,268.03	100.00%	44	4.1159	2.892432
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	35,018,067.02	6.07%	44	4.6900	NAP	Defeased	5	35,018,067.02	6.07%	44	4.6900	NAP
	60 months or less	30	542,308,201.01	93.93%	44	4.0788	2.971613	Interest Only	4	131,000,000.00	22.69%	44	3.5222	4.431679
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 months or less	10	137,675,975.85	23.85%	44	4.0999	2.526082
	Totals	35	577,326,268.03	100.00%	44	4.1159	2.892432	271 months to 300 months	16	273,632,225.16	47.40%	44	4.3347	2.496780
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	35	577,326,268.03	100.00%	44	4.1159	2.892432
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	35,018,067.02	6.07%	44	4.6900	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	542,308,201.01	93.93%	44	4.0788	2.971613	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	577,326,268.03	100.00%	44	4.1159	2.892432
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A21	30311369	OF	Boston	MA	Actual/360	2.798%	93,272.55	0.00	0.00	08/06/26	11/06/28	--	40,000,000.00	40,000,000.00	12/06/22
01A22	30311370				Actual/360	2.798%	69,954.41	0.00	0.00	08/06/26	11/06/28	--	30,000,000.00	30,000,000.00	12/06/22
2	30311359	SS	Various	Various	Actual/360	3.890%	221,973.96	107,792.88	0.00	N/A	08/01/26	--	68,475,257.57	68,367,464.69	12/01/22
03A1	30297582	98	New York	NY	Actual/360	4.184%	117,994.20	68,686.69	0.00	08/06/26	08/06/28	--	33,845,592.63	33,776,905.94	12/06/22
03A2	30297583				Actual/360	4.184%	92,544.47	53,871.92	0.00	08/06/26	08/06/28	--	26,545,562.34	26,491,690.42	12/06/22
4	30297553	RT	Various	CA	Actual/360	4.650%	195,605.01	95,733.17	0.00	N/A	08/06/26	--	50,477,627.73	50,381,894.56	12/06/22
5	30297572	OF	Minneapolis	MN	Actual/360	3.600%	124,563.27	128,438.09	0.00	N/A	08/06/26	--	41,521,090.82	41,392,652.73	12/06/22
6	30297372	98	New York	NY	Actual/360	4.262%	174,031.67	0.00	0.00	N/A	08/05/26	--	49,000,000.00	49,000,000.00	12/05/22
8	30297454	LO	Dearborn	MI	Actual/360	4.100%	85,900.04	74,112.16	0.00	N/A	07/06/26	--	25,141,475.98	25,067,363.82	12/06/22
9	30311360	RT	Bristol	TN	Actual/360	4.150%	67,977.97	40,082.80	0.00	N/A	08/01/26	--	19,656,281.34	19,616,198.54	12/01/22
10	30311361	RT	Visalia	CA	Actual/360	4.320%	54,724.59	26,627.04	0.00	N/A	08/01/26	--	15,201,275.28	15,174,648.24	12/01/22
12	30297429	LO	Clearwater	FL	Actual/360	5.382%	66,038.12	25,168.24	0.00	N/A	07/06/26	--	14,724,217.87	14,699,049.63	12/06/22
14	30297554	LO	Pismo Beach	CA	Actual/360	4.250%	47,190.49	38,404.13	0.00	N/A	08/06/26	--	13,324,372.84	13,285,968.71	12/06/22
15	30297452	IN	Newington	CT	Actual/360	4.570%	55,577.59	24,702.96	0.00	N/A	07/06/26	--	14,593,677.68	14,568,974.72	12/06/22
16	30311376	RT	Marietta	GA	Actual/360	3.750%	37,664.83	26,013.56	0.00	N/A	08/01/26	--	12,052,744.88	12,026,731.32	12/01/22
17	30311362	LO	Louisville	KY	Actual/360	4.260%	36,307.79	29,445.86	0.00	N/A	08/01/26	--	10,227,546.05	10,198,100.19	12/01/22
18	30297561	LO	New York	NY	Actual/360	4.725%	47,250.00	0.00	0.00	N/A	03/05/26	--	12,000,000.00	12,000,000.00	12/05/22
19	30297467	IN	Rancho Cucamonga	CA	Actual/360	4.800%	42,939.36	20,020.48	0.00	N/A	07/06/26	--	10,734,840.51	10,714,820.03	12/06/22
20	30297577	LO	Various	KS	Actual/360	5.036%	40,363.66	31,524.29	0.00	N/A	08/06/26	--	9,617,455.23	9,585,930.94	12/06/22
21	30297558	LO	Avila Beach	CA	Actual/360	4.250%	34,048.83	27,709.31	0.00	N/A	08/06/26	--	9,613,788.27	9,586,078.96	12/06/22
22	30297556	LO	Pismo Beach	CA	Actual/360	4.250%	33,750.16	27,466.25	0.00	N/A	08/06/26	--	9,529,456.09	9,501,989.84	12/06/22
24	30297555	LO	Paso Robles	CA	Actual/360	4.250%	28,075.35	22,848.03	0.00	N/A	08/06/26	--	7,927,158.60	7,904,310.57	12/06/22
25	30311358	SS	Walled Lake	MI	Actual/360	4.880%	31,574.58	13,301.54	0.00	N/A	08/01/26	--	7,764,241.75	7,750,940.21	12/01/22
26	30311377	LO	E Marlborough Town	PA	Actual/360	4.300%	21,631.27	17,303.46	0.00	N/A	08/01/26	--	6,036,632.88	6,019,329.42	12/01/22
27	30297518	RT	Clovis	CA	Actual/360	4.650%	19,950.23	14,194.80	0.00	N/A	08/06/26	--	5,148,445.47	5,134,250.67	12/06/22
28	30297576	MF	Fayetteville	NC	Actual/360	4.921%	19,152.34	8,510.91	0.00	N/A	08/06/26	--	4,670,638.59	4,662,127.68	12/06/22
29	30297557	LO	Pismo Beach	CA	Actual/360	4.250%	15,232.37	12,396.27	0.00	N/A	08/06/26	--	4,300,905.42	4,288,509.15	12/06/22
30	30296711	MF	Lubbock	TX	Actual/360	5.903%	22,198.55	7,393.71	0.00	N/A	01/05/26	--	4,512,665.69	4,505,271.98	12/05/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30311363	RT	Onley	VA	Actual/360	4.700%	16,112.34	7,745.00	0.00	N/A	08/01/26	--	4,113,789.98	4,106,044.98	12/01/22
32	30297248	RT	Roanoke Rapids	NC	Actual/360	4.980%	15,580.33	6,780.97	0.00	N/A	08/05/26	--	3,754,296.23	3,747,515.26	12/05/22
33	30311364	MU	Durham	NC	Actual/360	4.750%	14,173.88	6,692.01	0.00	N/A	08/01/26	--	3,580,770.37	3,574,078.36	12/01/22
34	30311365	IN	Solon	OH	Actual/360	4.750%	11,161.93	5,269.96	0.00	N/A	08/01/26	--	2,819,856.61	2,814,586.65	12/01/22
35	30311366	OF	Lubbock	TX	Actual/360	4.600%	10,394.72	4,266.91	0.00	N/A	08/01/26	--	2,711,666.60	2,707,399.69	12/01/22
36	30296769	MU	Hartford	CT	Actual/360	4.990%	10,249.42	4,496.37	0.00	N/A	06/05/26	--	2,464,791.37	2,460,295.00	12/05/22
38	30311368	OF	Carbondale	IL	Actual/360	4.600%	8,504.77	3,491.11	0.00	N/A	08/01/26	--	2,218,636.24	2,215,145.13	12/01/22
Totals							1,983,665.05	980,490.88	0.00				578,306,758.91	577,326,268.03

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A21	77,266,691.42	79,499,042.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
01A22	77,266,691.42	79,499,042.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,075,865.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	9,659,706.00	10,709,272.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
03A2	9,659,706.00	10,709,272.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,725,494.01	4,939,316.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,372,814.68	8,191,471.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,607,746.48	3,667,756.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,462,839.30	4,929,918.53	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,159,210.00	2,090,094.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,799,436.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,459,950.96	2,342,164.93	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,977,439.26	3,208,177.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,984,389.04	2,145,788.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	961,234.00	1,670,532.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	560,981.84	6,166,341.16	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,506,280.12	1,408,617.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,809,956.15	2,206,251.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,463,557.65	2,918,602.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,999,459.06	2,976,106.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,960,068.29	1,652,492.94	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	839,617.15	851,960.17	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	723,567.69	867,358.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	626,105.98	699,329.12	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	693,596.00	728,616.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	527,970.00	510,843.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	496,192.00	518,660.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	341,793.00	340,688.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	392,816.34	468,792.29	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	259,680.00	282,512.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	242,640,854.84	236,199,021.25				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.115911%	4.094967%	44
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.116151%	4.095206%	45
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.116369%	4.095423%	46
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.116605%	4.095659%	47
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.116820%	4.095872%	48
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	40,000,000.00	4.117032%	4.096084%	49
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.148136%	4.127118%	46
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.148287%	4.127268%	47
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.148453%	4.127433%	48
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	4.148601%	4.127580%	49
02/17/22	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.148797%	4.127775%	50
01/18/22	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.148942%	4.127920%	51
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		447,057,672	447,057,672	0		0
49 - 60 Months		0	0	0		0
> 60 Months		130,268,596	130,268,596	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	577,326,268	577,326,268	0	0	0	0
Nov-22	578,306,759	578,306,759	0	0	0	0
Oct-22	579,230,562	579,230,562	0	0	0	0
Sep-22	580,204,324	580,204,324	0	0	0	0
Aug-22	581,121,199	581,121,199	0	0	0	0
Jul-22	582,034,730	582,034,730	0	0	0	0
Jun-22	622,998,587	582,998,587	0	0	40,000,000	0
May-22	623,905,265	583,905,265	0	0	40,000,000	0
Apr-22	624,862,514	584,862,514	0	0	40,000,000	0
Mar-22	625,762,388	585,762,388	0	0	40,000,000	0
Feb-22	626,821,310	574,821,310	0	0	52,000,000	0
Jan-22	627,714,028	575,714,028	0	0	52,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	30297454	26,951,268.56	4.10000%	26,951,268.56 4.10000%		8	10/01/20	10/06/20	10/07/20
18	30297561	12,000,000.00	4.72500%	12,000,000.00 4.72500%		8	06/29/20	06/29/20	09/09/20
18	30297561	0.00	4.72500%	0.00	4.72500%	10	03/24/21	03/05/21	02/23/22
20	30297577	10,485,771.21	5.03630%	10,485,771.21 5.03630%		8	06/05/20	04/06/20	06/11/20
Totals		49,437,039.77		49,437,039.77
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
07A2	30311372	07/15/22	20,000,000.00	161,000,000.00	22,642,774.92	2,642,774.92	22,642,774.92	20,000,000.00	0.00	0.00	0.00	0.00	0.00%
07A3	30311373	07/15/22	20,000,000.00	161,000,000.00	21,568,350.99	1,568,350.99	21,568,350.99	20,000,000.00	0.00	0.00	0.00	0.00	0.00%
11	30297461	11/18/20	15,452,684.45	18,200,000.00	12,742,827.48	852,023.14	12,742,827.48	11,890,804.34	3,561,880.12	0.00	(30,432.54)	3,592,312.66	21.90%
13	30297451	10/19/20	15,203,752.97	7,100,000.00	7,264,867.28	369,093.15	7,264,867.28	6,895,774.13	8,307,978.84	0.00	0.00	8,307,978.84	51.12%
23	30297074	08/17/20	9,531,435.08	6,670,000.00	2,104,619.30	469,337.10	2,104,619.30	1,635,282.20	7,896,152.88	0.00	(77,364.08)	7,973,516.96	78.78%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			80,187,872.50	353,970,000.00	66,323,439.97	5,901,579.30	66,323,439.97	60,421,860.67	19,766,011.84	0.00	(107,796.62)	19,873,808.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
07A2	30311372	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
07A3	30311373	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	30297461	09/16/22	0.00	0.00	3,592,312.66	0.00	0.00	8,826.00	0.00	0.00	3,592,312.66
		07/15/22	0.00	0.00	3,583,486.66	0.00	0.00	21,606.54	0.00	0.00
		11/18/20	0.00	0.00	3,561,880.12	0.00	0.00	3,561,880.12	0.00	0.00
13	30297451	10/19/20	0.00	0.00	8,307,978.84	0.00	0.00	8,307,978.84	0.00	0.00	8,307,978.84
23	30297074	08/17/21	0.00	0.00	7,973,516.96	0.00	0.00	77,364.08	0.00	0.00	7,973,516.96
		08/17/20	0.00	0.00	7,896,152.88	0.00	0.00	7,896,152.88	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	19,873,808.46	0.00	0.00	19,873,808.46	0.00	0.00	19,873,808.46

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	29.38	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	472.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	472.50	0.00	0.00	0.00	29.38	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			501.88

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27